UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Quantitative Management LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George Lau
Title:     Chief Financial Officer
Phone:     (212) 829-4034
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		May 13, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the holdings
		for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
(If there are no entries in this list,
omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    1558




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AES CORP  COM STK              COMMON STOCK     00130H105      111    19100 SH       SH-OTH                    0    19100        0
D AMERICAN ELEC PWR IN C COM STK COMMON STOCK     025537101      210     8294 SH       SH-OTH                    0     8294        0
D CBS CORP NEW CL B COM STK      COMMON STOCK     124857202       61    15940 SH       SH-OTH                    0    15940        0
D CONSTELLATION BRANDS  INC CL A COMMON STOCK     21036P108      197    16590 SH       SH-OTH                    0    16590        0
D FOREST CITY ENTERPRI SES INC C COMMON STOCK     345550107       37    10312 SH       SH-OTH                    0    10312        0
D JETBLUE AWYS CORP  COM STK     COMMON STOCK     477143101       39    10643 SH       SH-OTH                    0    10643        0
D KANSAS CITY SOUTHN  COM STK    COMMON STOCK     485170302      164    12879 SH       SH-OTH                    0    12879        0
D LINCOLN NATL CORP IN D COM     COMMON STOCK     534187109      112    16787 SH       SH-OTH                    0    16787        0
D MGM MIRAGE  COM STK            COMMON STOCK     552953101       58    24975 SH       SH-OTH                    0    24975        0
D OMNICOM GROUP INC  COM STK     COMMON STOCK     681919106      223     9543 SH       SH-OTH                    0     9543        0
D SUNTRUST BKS INC  COM STK      COMMON STOCK     867914103      154    13100 SH       SH-OTH                    0    13100        0
D SUPERVALUE INC USD C OM        COMMON STOCK     868536103      144    10107 SH       SH-OTH                    0    10107        0
D XEROX CORP  COM STK            COMMON STOCK     984121103       48    10453 SH       SH-OTH                    0    10453        0
S REPORT SUMMARY                 13 DATA RECORDS                1558